Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2025 and 2024, prepaid expenses and current assets consisted of the following.

	2025	2024

Interest receivable (1)	$489,004	$434,288
Deposit (2)	-	1,010,000
Other receivables (3)	2,708	62,009
Total	$491,712	$1,506,297

(1)	Interest receivable primarily consists of interest from loans to third parties.

(2)	On March 11, 2024, the Company and Jia Yuanbin, sole shareholder of Viva Champion Limited (“Viva”), executed a letter of intent for a possible acquisition of the 100% equity interest in Viva that is held by Jia Yuanbin (the “LOI”). In accordance with the LOI, the Company paid a refundable deposit of $1,010,000 on April 15, 2024 to HK Jrui Trade Co Limited (“HK Jrui”) as requested by Jia Yuanbin. In March 2025, both parties agreed to terminate the LOI and the Company received a full refund of the deposit.

(3)	Other receivables primarily consist of reserve funds and social security.